Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands									6 Months Ended			12 Months Ended
	Aug. 15, 2024 CNY (¥)	Aug. 15, 2024 USD ($)	Jul. 29, 2024 CNY (¥)	Jul. 29, 2024 USD ($)	Jan. 23, 2024 CNY (¥)	Jan. 23, 2024 USD ($)	Dec. 04, 2023 CNY (¥)	Dec. 04, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Commitments and Contingencies (Details) [Line Items]
Contingency provision														¥ 3,507	$ 494
Interest payable									¥ 1,295					¥ 1,100		$ 177
Contract amount									900
Settlement amount					¥ 260	$ 37				2,000
Operating expenses									27,684	3,809	¥ 21,831
Repaid amount									2,896,000	399,000
Income tax provision											¥ 1,344
Financial lease									6,895,000	949,000
Youpin Shandong [Member]
Commitments and Contingencies (Details) [Line Items]
Income tax provision									2,582	355
Youpin Automobile Service Group Co. Ltd. (“Youpin”) [Member]
Commitments and Contingencies (Details) [Line Items]
Rent for an office									2,000
Interest payable									345
Operating expenses							¥ 260	$ 37
Shanghai Moxin Cultural Media Co., Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Settlement amount									¥ 219
Repaid amount | $										$ 30
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Settlement amount	¥ 150	$ 21	¥ 850	$ 117
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Settlement amount												¥ 1,000	$ 138